PROPERTY AND EQUIPMENT, NET - Property and equipment, held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 11,183,652	$ 1,754,958	¥ 9,193,070
Less: Accumulated depreciation	(4,206,943)	(660,160)	(3,285,138)
Property plant and equipment net excluding construction in progress	6,976,709	1,094,798	5,907,932
Construction-in-progress	3,239,407	508,334	2,234,286
Impairment	(123,697)	(19,411)	(35,793)
Property and equipment, net	10,092,419	1,583,721	8,106,425
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,778,377	279,066	1,511,429
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	3,302,883	518,294	2,609,828
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	5,923,149	929,471	4,899,577
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	142,723	22,396	142,723
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	32,561	5,110	26,845
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,959	$ 621	¥ 2,668